UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

(Check one):	☒ Form 10-K ☐ Form 20-F ☐ Form 11-K ☐ Form 10-Q ☐ Form 10-D ☐ Form N-SAR ☐ Form N-CSR

For Period Ended: December 31, 2009

☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR

For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I - REGISTRANT INFORMATION

    SunLink Health Systems, Inc.

Full Name of Registrant

Former Name if Applicable

    900 Circle 75 Parkway, Suite 1120

Address of Principal Executive Office (Street and Number)

    Atlanta, Georgia 30339

City, State and Zip Code

PART II - RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☒	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
(b)

The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

The Company has not been able to timely file its Annual Report on Form 10-K without unreasonable effort or expense, because the Company is in the process of finalizing a waiver agreement under its existing credit facility regarding non-compliance with four financial covenants at June 30, 2010. Consummation of the waiver agreement will have a material impact on the discussion of the Company’s liquidity to be contained in the Form 10-K and the content of the Report of the Independent Registered Accounting Firm. The Company believes it has reached agreement in principle with its lenders for the waiver and is in the process of finalizing the necessary documentation with them. The Company also is continuing to provide its Independent Registered Public Accounting Firm with certain additional supporting information related to the proposed waiver and limited amendment and other proposed financing activities. The additional time required to complete the audit also has delayed the Company’s completion of the preparation of its Form 10-K and caused the Company to be unable to file its report by the prescribed due date without unreasonable effort and expense. The Company is currently in the process of working with its Independent Registered Public Accounting Firm to allow them to complete the audit for the fiscal year ended June 30, 2010. The Company anticipates that its Independent Registered Public Accounting Firm will be able to complete the audit in time for the Company to file its Form 10-K for the fiscal year ended June 30, 2010 prior to the reporting deadline provided by this extension.

PART IV - OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Mark J. Stockslager	(770)	933-7003
(Name)	(Area Code)	(Telephone Number)

(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). ☒ Yes ☐ No

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? ☐ Yes ☒ No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

While the Company does not anticipate that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in its Annual Report, the Company does anticipate that earnings from continuing operations for the year ended June 30, 2010 will be a loss of $930,000 compared to earnings of $1,067,000 in fiscal 2009.

    SunLink Health Systems, Inc.

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date:	September 29, 2010	By	/s/ Mark J. Stockslager
Mark J. Stockslager Chief Financial Officer